Even Herd Long Short ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 102.4%	Shares	Value
Aerospace & Defense - 3.4%
Curtiss-Wright Corp.	1,490	$528,756
Howmet Aerospace, Inc.	5,748	628,659
Intuitive Machines, Inc. - Class A (a)	5,852	106,272
Leonardo DRS, Inc. (a)	3,219	104,006
Redwire Corp. (a)	8,216	135,236
Rocket Lab USA, Inc. (a)	10,822	275,636
		1,778,565

Agriculture - 1.1%
Turning Point Brands, Inc.	9,380	563,738

Airlines - 1.0%
SkyWest, Inc. (a)	3,618	362,270
United Airlines Holdings, Inc. (a)	1,741	169,051
		531,321

Apparel - 0.7%
Kontoor Brands, Inc.	1,573	134,350
On Holding AG - Class A (a)	2,434	133,310
Wolverine World Wide, Inc.	4,697	104,273
		371,933

Auto Manufacturers - 1.0%
Tesla, Inc. (a)	1,357	548,011

Auto Parts & Equipment - 1.0%
Allison Transmission Holdings, Inc.	2,516	271,879
Dorman Products, Inc. (a)	970	125,664
Miller Industries, Inc.	2,031	132,746
		530,289

Banks - 5.9%
Amalgamated Financial Corp.	8,416	281,683
Banco Macro SA - ADR	12,751	1,233,787
Bank of New York Mellon Corp.	6,986	536,734
Coastal Financial Corp. (a)	4,032	342,357
Morgan Stanley	1,265	159,036
Northeast Bank	2,864	262,715
Pathward Financial, Inc.	1,827	134,431
Third Coast Bancshares, Inc. (a)	4,622	156,917
		3,107,660

Biotechnology - 1.5%
ADMA Biologics, Inc. (a)	26,429	453,257
Exelixis, Inc. (a)	3,551	118,248
LENZ Therapeutics, Inc.	3,133	90,450
Veracyte, Inc. (a)	3,186	126,166
		788,121

Building Materials - 0.4%
Loma Negra Cia Industrial Argentina SA - ADR (a)	8,580	102,445
Modine Manufacturing Co. (a)	1,120	129,842
		232,287

Chemicals - 1.0%
Hawkins, Inc.	4,446	545,391

Commercial Services - 2.3%
Barrett Business Services, Inc.	6,939	301,430
Cintas Corp.	642	117,293
Herc Holdings, Inc.	599	113,409
Stride, Inc. (a)	2,537	263,671
Toast, Inc. - Class A (a)	4,931	179,735
Universal Technical Institute, Inc. (a)	8,165	209,922
		1,185,460

Computers - 1.6%
D-Wave Quantum, Inc. (a)	12,341	103,665
ExlService Holdings, Inc. (a)	4,831	214,400
Grid Dynamics Holdings, Inc. (a)	5,467	121,586
Lumentum Holdings, Inc. (a)	1,240	104,098
PAR Technology Corp. (a)	2,157	156,749
Rigetti Computing, Inc. (a)	7,805	119,104
		819,602

Distribution & Wholesale - 0.2%
WW Grainger, Inc.	118	124,378

Diversified Financial Services - 6.8%
American Express Co.	1,420	421,442
Ares Management Corp. - Class A	3,332	589,864
Freedom Holding Corp./NV (a)	1,291	168,721
FTAI Aviation Ltd.	4,140	596,326
Hamilton Lane, Inc. - Class A	879	130,136
Mr Cooper Group, Inc. (a)	2,859	274,492
Piper Sandler Cos.	1,791	537,210
Qifu Technology, Inc. - ADR	8,074	309,880
SoFi Technologies, Inc. (a)	15,873	244,444
StoneX Group, Inc. (a)	2,639	258,543
Upstart Holdings, Inc. (a)	705	43,407
		3,574,465

Electric - 5.0%
Central Puerto SA - ADR	12,165	176,271
Constellation Energy Corp.	2,116	473,370
Empresa Distribuidora Y Comercializadora Norte – Class B - ADR (a)	12,095	518,997
NRG Energy, Inc.	5,647	509,472
Pampa Energia SA - ADR (a)	4,894	430,378
Vistra Corp.	3,658	504,329
		2,612,817

Electrical Components & Equipment - 0.9%
Generac Holdings, Inc. (a)	737	114,272
Powell Industries, Inc.	1,535	340,233
		454,505

Electronics - 2.2%
Benchmark Electronics, Inc.	5,799	263,274
Celestica, Inc. (a)	3,103	286,407
Coherent Corp. (a)	1,663	157,536
ESCO Technologies, Inc.	927	123,486
Flex Ltd. (a)	8,415	323,052
		1,153,755

Engineering & Construction - 4.8%
EMCOR Group, Inc.	796	361,304
Frontdoor, Inc. (a)	8,609	470,654
Granite Construction, Inc.	6,155	539,855
IES Holdings, Inc. (a)	1,622	325,957
Limbach Holdings, Inc. (a)	6,725	575,257
Sterling Infrastructure, Inc. (a)	1,446	243,579
		2,516,606

Entertainment - 1.9%
Cinemark Holdings, Inc. (a)	8,490	263,020
Live Nation Entertainment, Inc. (a)	1,621	209,920
Rush Street Interactive, Inc. - Class A (a)	38,360	526,299
		999,239

Environmental Control - 0.3%
Pentair PLC	1,508	151,765

Food - 1.3%
Cal-Maine Foods, Inc.	1,715	176,508
Natural Grocers by Vitamin Cottage, Inc.	3,219	127,859
Sprouts Farmers Market, Inc. (a)	2,792	354,779
		659,146

Forest Products & Paper - 0.3%
Sylvamo Corp.	2,011	158,909

Gas - 0.2%
MDU Resources Group, Inc.	6,864	123,689

Hand & Machine Tools - 0.2%
Enerpac Tool Group Corp.	2,798	114,970

Healthcare - Products - 2.1%
Artivion, Inc. (a)	4,434	126,768
Boston Scientific Corp. (a)	3,638	324,946
CareDx, Inc. (a)	11,124	238,165
Intuitive Surgical, Inc. (a)	770	401,909
		1,091,788

Healthcare - Services - 2.0%
GeneDx Holdings Corp. (a)	7,202	553,545
RadNet, Inc. (a)	7,214	503,826
		1,057,371

Home Builders - 0.2%
Cavco Industries, Inc. (a)	269	120,036

Insurance - 3.3%
Assurant, Inc.	733	156,290
Brown & Brown, Inc.	1,309	133,544
Hippo Holdings, Inc. (a)	5,727	153,312
International General Insurance Holdings Ltd.	21,363	507,585
Jackson Financial, Inc. - Class A	4,574	398,304
Progressive Corp.	563	134,900
Trupanion, Inc. (a)	2,318	111,728
Unum Group	1,843	134,594
		1,730,257

Internet - 11.3%
Amazon.com, Inc. (a)	1,180	258,880
Booking Holdings, Inc.	32	158,989
DoorDash, Inc. - Class A (a)	2,831	474,900
Full Truck Alliance Co. Ltd. - Class A - ADR	7,035	76,119
Liquidity Services, Inc. (a)	6,538	211,112
MakeMyTrip Ltd. (a)	2,523	283,282
Meta Platforms, Inc. - Class A	1,364	798,636
Netflix, Inc. (a)	183	163,112
Q2 Holdings, Inc. (a)	5,131	516,435
Robinhood Markets, Inc. - Class A (a)	16,698	622,168
Sea Ltd. - Class A - ADR (a)	6,736	714,690
Shopify, Inc. - Class A (a)	1,187	126,214
SimilarWeb Ltd. (a)	5,673	80,386
Spotify Technology SA (a)	2,296	1,027,185
Trip.com Group Ltd. - ADR (a)	3,028	207,902
Wix.com Ltd. (a)	959	205,753
		5,925,763

Investment Companies - 1.3%
Core Scientific, Inc. (a)	30,509	428,652
Hut 8 Corp. (a)	5,039	103,249
Terawulf, Inc. (a)	24,838	140,583
		672,484

Iron & Steel - 1.0%
Carpenter Technology Corp.	3,169	537,811

Leisure Time - 0.4%
Norwegian Cruise Line Holdings Ltd. (a)	8,274	212,890

Lodging - 0.3%
InterContinental Hotels Group PLC - ADR	1,079	134,789

Machinery - Diversified - 2.0%
Applied Industrial Technologies, Inc.	1,093	261,741
CSW Industrials, Inc.	1,341	473,105
Westinghouse Air Brake Technologies Corp.	1,670	316,615
		1,051,461

Metal Fabricate & Hardware - 0.2%
AZZ, Inc.	1,156	94,700

Mining - 2.6%
Cameco Corp.	4,049	208,078
IperionX Ltd. - ADR (a)	14,719	506,334
Perpetua Resources Corp. (a)	13,413	143,117
United States Lime & Minerals, Inc.	3,687	489,412
		1,346,941

Miscellaneous Manufacturers - 0.2%
Byrna Technologies, Inc. (a)	4,490	129,357

Multi-National - 0.4%
Banco Latinoamericano de Comercio Exterior SA – Class E	6,022	214,203

Oil & Gas - 3.0%
CNX Resources Corp. (a)	7,416	271,945
Gulfport Energy Corp. (a)	1,462	269,300
PrimeEnergy Resources Corp. (a)	593	130,217
Texas Pacific Land Corp.	357	394,828
YPF SA – Class D - ADR (a)	12,270	521,597
		1,587,887

Oil & Gas Services - 1.1%
Archrock, Inc.	6,436	160,192
Ranger Energy Services, Inc. - Class A	6,610	102,323
Select Water Solutions, Inc. - Class A	7,575	100,293
TechnipFMC PLC	7,333	212,217
		575,025

Packaging & Containers - 0.5%
Packaging Corp. of America	1,164	262,051

Pharmaceuticals - 0.2%
BellRing Brands, Inc. (a)	1,769	133,276

Pipelines - 1.9%
Excelerate Energy, Inc. - Class A	14,788	447,337
Targa Resources Corp.	3,003	536,035
		983,372

Private Equity - 1.4%
Brookfield Corp. – Class A	5,667	325,569
KKR & Co., Inc.	2,713	401,280
		726,849

Real Estate - 2.4%
CBRE Group, Inc. - Class A (a)	2,446	321,135
IRSA Inversiones y Representaciones SA - ADR	25,974	387,787
Real Brokerage, Inc. (a)	117,924	542,450
		1,251,372

Retail - 1.8%
Build-A-Bear Workshop, Inc.	3,542	163,074
Cango, Inc. - Class A - ADR (a)	27,296	120,102
Carvana Co. – Class A (a)	2,383	484,607
Sweetgreen, Inc. - Class A (a)	5,823	186,685
		954,468

Semiconductors - 1.8%
NVIDIA Corp.	5,313	713,483
SiTime Corp. (a)	1,012	217,104
		930,587

Software - 9.9%
Agilysys, Inc. (a)	766	100,890
AvePoint, Inc. (a)	30,865	509,581
Cellebrite DI Ltd. (a)	23,899	526,495
Climb Global Solutions, Inc.	2,280	288,990
Descartes Systems Group, Inc. (a)	1,157	131,435
DocuSign, Inc. (a)	2,531	227,638
DouYu International Holdings Ltd. - ADR	9,701	108,748
Doximity, Inc. - Class A (a)	4,609	246,075
Fair Isaac Corp. (a)	184	366,331
Fiserv, Inc. (a)	1,213	249,174
Guidewire Software, Inc. (a)	1,220	205,668
IonQ, Inc. (a)	4,183	174,724
Karooooo Ltd.	1,702	76,845
Kingsoft Cloud Holdings Ltd. - ADR (a)	9,262	97,158
MicroStrategy, Inc. - Class A (a)	284	82,252
Palantir Technologies, Inc. - Class A (a)	5,463	413,167
Pegasystems, Inc.	4,398	409,894
Red Cat Holdings, Inc. (a)	21,012	270,004
ReposiTrak, Inc.	7,189	159,093
Twilio, Inc. - Class A (a)	2,705	292,356
Vertex, Inc. - Class A (a)	5,340	284,889
		5,221,407

Telecommunications - 5.9%
Arista Networks, Inc. (a)	5,012	553,976
AST SpaceMobile, Inc. - Class A (a)	14,277	301,245
Ciena Corp. (a)	1,232	104,486
Credo Technology Group Holding Ltd. (a)	2,934	197,194
GDS Holdings Ltd. – Class A - ADR (a)	33,010	784,318
Motorola Solutions, Inc.	872	403,065
T-Mobile US, Inc.	1,203	265,538
VEON Ltd. - ADR (a)	12,071	484,047
		3,093,869

Transportation - 0.2%
Matson, Inc.	781	105,310
TOTAL COMMON STOCKS (Cost $46,994,589)		53,791,946

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Real Estate Investment Trusts (REITs) - 1.6%
Digital Realty Trust, Inc.	726	128,741
Iron Mountain, Inc.	1,535	161,344
SL Green Realty Corp.	2,814	191,127
Tanger, Inc.	6,262	213,722
Welltower, Inc.	1,067	134,474
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $837,020)		829,408

SHORT-TERM INVESTMENTS - 10.0%
Money Market Funds - 10.0%
First American Government Obligations Fund - Class X, 4.41% (b)	5,229,459	5,229,459
TOTAL SHORT-TERM INVESTMENTS (Cost $5,229,459)		5,229,459

TOTAL INVESTMENTS - 114.0% (Cost $53,061,068)		59,850,813
Liabilities in Excess of Other Assets - (14.0)%		(7,328,178)
TOTAL NET ASSETS - 100.0%		$52,522,635
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Even Herd Long Short ETF
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

COMMON STOCKS - (39.7)%	Shares	Value
Aerospace & Defense - (0.6)%
Boeing Co.	(967)	$(171,159)
Hexcel Corp.	(2,443)	(153,176)
		(324,335)

Agriculture - (0.5)%
Archer-Daniels-Midland Co.	(2,549)	(128,776)
Bunge Global SA	(1,540)	(119,750)
		(248,526)

Airlines - (0.3)%
Ryanair Holdings PLC - ADR	(3,233)	(140,926)

Apparel - (0.6)%
NIKE, Inc. - Class B	(1,606)	(121,526)
Oxford Industries, Inc.	(2,169)	(170,874)
		(292,400)

Auto Manufacturers - (0.2)%
Ford Motor Co.	(11,959)	(118,394)

Auto Parts & Equipment - (0.8)%
Adient PLC	(5,539)	(95,437)
Aptiv PLC	(1,826)	(110,436)
Autoliv, Inc.	(1,338)	(125,491)
Lear Corp.	(1,214)	(114,966)
		(446,330)

Banks - (0.5)%
Hilltop Holdings, Inc.	(5,592)	(160,099)
Toronto-Dominion Bank	(1,511)	(80,446)
		(240,545)

Beverages - (0.7)%
Constellation Brands, Inc. - Class A	(583)	(128,843)
Fomento Economico Mexicano SAB de CV - ADR	(1,516)	(129,603)
PepsiCo, Inc.	(833)	(126,666)
		(385,112)

Biotechnology - (0.9)%
Apellis Pharmaceuticals, Inc.	(2,321)	(74,063)
BioMarin Pharmaceutical, Inc.	(1,634)	(107,403)
CRISPR Therapeutics AG	(1,966)	(77,382)
Cytokinetics, Inc.	(2,131)	(100,242)
Ionis Pharmaceuticals, Inc.	(3,999)	(139,805)
		(498,895)

Building Materials - (0.2)%
Gibraltar Industries, Inc.	(1,752)	(103,193)

Chemicals - (2.9)%
Albemarle Corp.	(1,459)	(125,591)
Ashland, Inc.	(1,486)	(106,189)
Chemours Co.	(6,651)	(112,402)
HB Fuller Co.	(1,742)	(117,550)
Mosaic Co.	(5,886)	(144,678)
Nutrien Ltd.	(3,065)	(137,159)
Olin Corp.	(2,912)	(98,426)
PPG Industries, Inc.	(1,304)	(155,763)
Quaker Chemical Corp.	(891)	(125,417)
Rogers Corp.	(1,208)	(122,745)
Stepan Co.	(1,735)	(112,254)
Westlake Corp.	(1,267)	(145,261)
		(1,503,435)

Coal - (0.8)%
Alpha Metallurgical Resources, Inc.	(789)	(157,894)
Peabody Energy Corp.	(5,871)	(122,939)
Teck Resources Ltd. - Class B	(2,945)	(119,361)
		(400,194)

Commercial Services - (1.6)%
AMN Healthcare Services, Inc.	(3,556)	(85,059)
Avis Budget Group, Inc.	(1,685)	(135,828)
Cimpress PLC	(970)	(69,568)
Insperity, Inc.	(864)	(66,969)
Kforce, Inc.	(1,322)	(74,957)
MarketAxess Holdings, Inc.	(469)	(106,013)
Progyny, Inc.	(6,489)	(111,935)
TriNet Group, Inc.	(1,179)	(107,018)
WillScot Holdings Corp.	(3,195)	(106,873)
		(864,220)

Computers - (0.6)%
ASGN, Inc.	(1,194)	(99,508)
Rapid7, Inc.	(1,934)	(77,805)
Super Micro Computer, Inc.	(1,905)	(58,065)
Tenable Holdings, Inc.	(2,001)	(78,799)
		(314,177)

Cosmetics & Personal Care - (0.2)%
Perrigo Co. PLC	(4,234)	(108,856)

Distribution & Wholesale - (0.6)%
A-Mark Precious Metals, Inc.	(5,379)	(147,385)
LKQ Corp.	(4,082)	(150,013)
		(297,398)

Diversified Financial Services - (0.9)%
Franklin Resources, Inc.	(9,237)	(187,419)
Rocket Cos., Inc. - Class A	(7,198)	(81,049)
Western Union Co.	(8,773)	(92,994)
World Acceptance Corp.	(894)	(100,521)
		(461,983)

Electric - (1.1)%
AES Corp.	(6,656)	(85,663)
Ameresco, Inc. - Class A	(4,148)	(97,395)
Eversource Energy	(2,621)	(150,524)
Exelon Corp.	(2,943)	(110,774)
Otter Tail Corp.	(1,795)	(132,543)
		(576,899)

Electrical Components & Equipment - (0.2)%
EnerSys	(1,119)	(103,429)

Electronics - (0.7)%
Arrow Electronics, Inc.	(929)	(105,088)
Atkore, Inc.	(1,476)	(123,172)
Mettler-Toledo International, Inc.	(117)	(143,171)
		(371,431)

Energy - Alternate Sources - (0.4)%
Enphase Energy, Inc.	(1,605)	(110,231)
Sunrun, Inc.	(8,458)	(78,237)
		(188,468)

Engineering & Construction - (0.2)%
NV5 Global, Inc.	(6,157)	(115,998)

Entertainment - (0.4)%
International Game Technology PLC	(6,134)	(108,327)
Vail Resorts, Inc.	(436)	(81,728)
		(190,055)

Food - (1.2)%
General Mills, Inc.	(2,079)	(132,578)
Grocery Outlet Holding Corp.	(7,849)	(122,523)
J M Smucker Co.	(721)	(79,396)
John B Sanfilippo & Son, Inc.	(1,616)	(140,770)
TreeHouse Foods, Inc.	(4,292)	(150,778)
		(626,045)

Healthcare - Products - (2.1)%
Agilent Technologies, Inc.	(565)	(75,902)
Avantor, Inc.	(5,642)	(118,877)
Enovis Corp.	(2,568)	(112,684)
Hologic, Inc.	(1,484)	(106,982)
IDEXX Laboratories, Inc.	(379)	(156,694)
Inari Medical, Inc.	(1,457)	(74,380)
QuidelOrtho Corp.	(3,651)	(162,652)
STERIS PLC	(624)	(128,269)
Thermo Fisher Scientific, Inc.	(300)	(156,069)
		(1,092,509)

Healthcare - Services - (0.7)%
Charles River Laboratories International, Inc.	(791)	(146,019)
Chemed Corp.	(205)	(108,609)
Elevance Health, Inc.	(305)	(112,514)
		(367,142)

Home Builders - (0.2)%
Forestar Group, Inc.	(3,896)	(100,984)

Household Products & Wares - (0.4)%
Avery Dennison Corp.	(664)	(124,254)
Helen of Troy Ltd.	(1,146)	(68,565)
		(192,819)

Insurance - (0.3)%
Everest Group Ltd.	(435)	(157,670)

Internet - (2.0)%
CDW Corp.	(802)	(139,580)
Etsy, Inc.	(1,458)	(77,113)
IAC, Inc.	(2,915)	(125,753)
Match Group, Inc.	(5,315)	(173,854)
Okta, Inc. - Class A	(967)	(76,199)
Pinterest, Inc. - Class A	(5,744)	(166,576)
Uber Technologies, Inc.	(1,315)	(79,321)
Wayfair, Inc. - Class A	(1,471)	(65,195)
Ziff Davis, Inc.	(2,991)	(162,531)
		(1,066,122)

Iron & Steel - (0.2)%
Nucor Corp.	(819)	(95,585)

Leisure Time - (0.2)%
BRP, Inc.	(2,424)	(123,309)

Lodging - (0.2)%
MGM Resorts International	(3,771)	(130,665)

Machinery - Construction & Mining - (0.2)%
Terex Corp.	(2,354)	(108,802)

Machinery - Diversified - (0.8)%
Albany International Corp. - Class A	(1,939)	(155,062)
Middleby Corp.	(796)	(107,818)
Nordson Corp.	(506)	(105,876)
Tennant Co.	(936)	(76,312)
		(445,068)

Metal Fabricate & Hardware - (0.2)%
Worthington Enterprises, Inc.	(3,196)	(128,192)

Mining - (0.6)%
Franco-Nevada Corp.	(1,150)	(135,229)
Rio Tinto PLC - ADR	(2,636)	(155,023)
		(290,252)

Miscellaneous Manufacturers - (0.7)%
A. O. Smith Corp. – Class A	(2,300)	(156,883)
Materion Corp.	(1,333)	(131,807)
Textron, Inc.	(1,340)	(102,497)
		(391,187)

Oil & Gas - (4.6)%
APA Corp.	(5,562)	(128,426)
Cenovus Energy, Inc.	(7,626)	(115,534)
Chord Energy Corp.	(1,226)	(143,344)
Civitas Resources, Inc.	(2,981)	(136,738)
ConocoPhillips	(1,298)	(128,723)
CVR Energy, Inc.	(4,270)	(80,020)
Devon Energy Corp.	(3,790)	(124,047)
Helmerich & Payne, Inc.	(4,631)	(148,285)
Marathon Petroleum Corp.	(885)	(123,457)
Murphy Oil Corp.	(4,602)	(139,256)
Noble Corp. PLC	(3,959)	(124,313)
Par Pacific Holdings, Inc.	(6,738)	(110,436)
Precision Drilling Corp.	(2,196)	(134,110)
Shell PLC - ADR	(2,130)	(133,444)
TotalEnergies SE - ADR	(2,434)	(132,653)
Valaris Ltd.	(2,217)	(98,080)
Valero Energy Corp.	(1,203)	(147,476)
Vital Energy, Inc.	(4,839)	(149,622)
Weatherford International PLC	(1,971)	(141,183)
		(2,439,147)

Oil & Gas Services - (0.5)%
Halliburton Co.	(4,395)	(119,500)
Schlumberger NV	(3,565)	(136,682)
		(256,182)

Packaging & Containers - (0.4)%
Ball Corp.	(1,863)	(102,707)
Sonoco Products Co.	(2,721)	(132,921)
		(235,628)

Pharmaceuticals - (1.1)%
Becton Dickinson & Co.	(615)	(139,525)
Merck & Co., Inc.	(1,300)	(129,324)
Novo Nordisk AS – Class A - ADR	(1,351)	(116,213)
Owens & Minor, Inc.	(10,571)	(138,163)
Zoetis, Inc.	(454)	(73,970)
		(597,195)

Private Equity - (0.2)%
Patria Investments Ltd. - Class A	(6,969)	(81,049)

Real Estate - (0.2)%
CoStar Group, Inc.	(1,762)	(126,142)

Retail - (0.8)%
Camping World Holdings, Inc. - Class A	(3,225)	(67,983)
ODP Corp.	(5,105)	(116,088)
Papa John's International, Inc.	(3,112)	(127,810)
Restaurant Brands International, Inc.	(1,528)	(99,595)
		(411,476)

Semiconductors - (1.2)%
Allegro MicroSystems, Inc.	(3,779)	(82,609)
ASML Holding NV	(182)	(126,140)
Cohu, Inc.	(3,108)	(82,984)
Diodes, Inc.	(1,298)	(80,048)
ON Semiconductor Corp.	(2,241)	(141,295)
Veeco Instruments, Inc.	(3,830)	(102,644)
		(615,720)

Shipbuilding - (0.3)%
Huntington Ingalls Industries, Inc.	(857)	(161,947)

Software - (1.3)%
Adobe, Inc.	(240)	(106,723)
Akamai Technologies, Inc.	(812)	(77,668)
DoubleVerify Holdings, Inc.	(5,432)	(104,349)
Five9, Inc.	(2,035)	(82,702)
Open Text Corp.	(2,211)	(62,616)
PagerDuty, Inc.	(3,798)	(69,351)
PDF Solutions, Inc.	(3,753)	(101,631)
Teradata Corp.	(2,490)	(77,564)
		(682,604)

Telecommunications - (0.7)%
America Movil SAB de CV - ADR	(9,344)	(133,713)
Calix, Inc.	(2,471)	(86,164)
Rogers Communications, Inc. - Class B	(3,980)	(122,305)
		(342,182)

Transportation - (1.7)%
Canadian National Railway Co.	(1,313)	(133,283)
Dorian LPG Ltd.	(5,706)	(139,055)
Expeditors International of Washington, Inc.	(1,115)	(123,509)
FLEX LNG Ltd.	(4,039)	(92,655)
Marten Transport Ltd.	(8,835)	(137,914)
Scorpio Tankers, Inc.	(1,646)	(81,790)
Teekay Tankers Ltd. - Class A	(2,556)	(101,703)
United Parcel Service, Inc. - Class B	(844)	(106,428)
		(916,337)

Water - (0.8)%
American Water Works Co., Inc.	(1,191)	(148,268)
California Water Service Group	(2,535)	(114,911)
SJW Group	(2,689)	(132,353)
		(395,532)
TOTAL COMMON STOCKS (Proceeds $22,584,305)		(20,872,691)

REAL ESTATE INVESTMENT TRUSTS - (2.2)%
Real Estate Investment Trusts (REITs) - (2.2)%
Alexandria Real Estate Equities, Inc.	(1,315)	(128,278)
Americold Realty Trust, Inc.	(5,009)	(107,193)
Armada Hoffler Properties, Inc. - Class A	(7,411)	(75,814)
EastGroup Properties, Inc.	(785)	(125,985)
Invitation Homes, Inc.	(3,195)	(102,144)
NETSTREIT Corp.	(8,063)	(114,091)
PotlatchDeltic Corp.	(3,183)	(124,933)
Prologis, Inc.	(1,121)	(118,490)
STAG Industrial, Inc. - Class A	(3,707)	(125,371)
WP Carey, Inc.	(2,306)	(125,631)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,247,168)		(1,147,930)

TOTAL SECURITIES SOLD SHORT - (41.9)% (Proceeds $23,831,473)		$(22,020,621)

Percentages are stated as a percent of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Even Herd Long Short ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$53,791,946	$–	$–	$53,791,946
Real Estate Investment Trusts	829,408	–	–	829,408
Money Market Funds	5,229,459	–	–	5,229,459
Total Investments	$59,850,813	$–	$–	$59,850,813

Liabilities:
Investments:
Common Stocks	$(20,872,691)	$–	$–	$(20,872,691)
Real Estate Investment Trusts	(1,147,930)	–	–	(1,147,930)
Total Investments	$(22,020,621)	$–	$–	$(22,020,621)

Refer to the Schedule of Investments for further disaggregation of investment categories.